Balance Sheet Components (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Allowance For Doubtful Accounts

The following table summarizes the allowance for doubtful accounts activity:

	Three Months Ended March 31, 2024 (unaudited)	Year Ended December 31, 2023
Allowance for doubtful accounts beginning of year	$374	$2,236
Additions	670	315
Deductions – discontinued operations	(127)	(607)
Deductions – write-offs	(268)	(1,570)
Allowance for doubtful accounts end of period	$649	$374

The following table summarizes the allowance for doubtful accounts activity:

	Years Ended of December 31,
	2023	2022
Allowance for doubtful accounts beginning of year	$2,236	$1,578
Additions	315	658
Deductions - write-offs	(1,570)	-
Allowance for doubtful accounts end of year	$981	$2,236

Schedule of Prepayments and Other Current Assets

Prepayments and Other Current Assets – Prepayments and other current assets are summarized as follows:

	As of
	March 31, 2024 (unaudited)	December 31, 2023
Prepaid expenses	$2,539	$2,139
Prepaid supplies	137	773
Refundable income and franchise taxes	157	157
Unamortized debt costs	-	209
Employee retention credits	2,468	2,468
Excess collections under line of credit	1,715	-
Other receivables	6	45
Total prepayments and other current assets	$7,022	$5,791

Prepayments and other current assets are summarized as follows:

	As of December 31,
	2023	2022
Prepaid expenses	$2,946	$2,321
Prepaid supplies	773	927
Refundable income and franchise taxes	157	957
Unamortized debt costs	209	216
Employee retention credits	2,468	-
Other receivables	45	20
Total prepayments and other current assets	$6,598	$4,441

Schedule of Property and Equipment

Property and Equipment – Property and equipment are summarized as follows:

	As of
	March 31, 2024 (unaudited)	December 31, 2023
Office equipment and computers	$1,777	$1,744
Furniture and fixtures	133	166
	1,910	1,910
Less accumulated depreciation and amortization	(1,649)	(1,582)
Net property and equipment	$261	$328

Property and equipment are summarized as follows:

	As of December 31,
	2023	2022
Office equipment and computers	$1,744	$1,744
Furniture and fixtures	166	240
	1,910	1,984
Less accumulated depreciation and amortization	(1,582)	(1,249)
Net property and equipment	$328	$735

Summary of Platform Development Costs

Platform Development – Platform development costs are summarized as follows:

	As of
	March 31, 2024 (unaudited)	December 31, 2023
Platform development	$26,975	$26,054
Less accumulated amortization	(18,880)	(17,331)
Net platform development	$8,095	$8,723

Platform development costs are summarized as follows:

	As of December 31,
	2023	2022
Platform development	$26,054	$21,493
Less accumulated amortization	(17,331)	(11,163)
Net platform development	$8,723	$10,330

Summary of Platform Development Cost Activity

A summary of platform development activity for the three months ended March 31, 2024 is as follows:

Platform development beginning of period	$26,054
Payroll-based costs capitalized	713
Total capitalized costs	26,767
Stock-based compensation	208
Platform development end of period	$26,975

A summary of platform development activity is as follows:

	As of December 31,
	2023	2022
Platform development beginning of year	$21,493	$21,997
Payroll-based costs capitalized	3,773	5,179
Less dispositions	(164)	(7,357)
Total capitalized payroll-based costs	25,102	19,819
Stock-based compensation	1,016	1,884
Impairments	(64)	(210)
Platform development end of year	$26,054	$21,493

Schedule of Intangible Assets Subject to Amortization

Intangible Assets – Intangible assets subject to amortization consisted of the following:

	As of March 31, 2024 (unaudited)			As of December 31, 2023
	Carrying Amount	Accumulated Amortization	Net Carrying Amount	Carrying Amount	Accumulated Amortization	Net Carrying Amount
Developed technology	$17,333	$(17,333)	$-	$17,333	$(17,333)	$-
Trade name	5,181	(1,610)	3,571	5,181	(1,547)	3,634
Brand name	12,115	(2,671)	9,444	12,774	(2,374)	10,400
Subscriber relationships	2,150	(1,187)	963	2,150	(1,121)	1,029
Advertiser relationships	14,519	(3,158)	11,361	15,182	(2,832)	12,350
Database	1,140	(1,140)	-	1,140	(1,140)	-
Digital content	355	(355)	-	355	(311)	44
Total intangible assets	$52,793	$(27,454)	$25,339	$54,115	$(26,658)	$27,457

Intangible assets subject to amortization consisted of the following:

	As of December 31, 2023				As of December 31, 2022
	Weighted Average Useful Life (in years)	Carrying Amount	Accumulated Amortization	Net Carrying Amount	Carrying Amount	Accumulated Amortization	Net Carrying Amount
Developed technology	4.70	$17,333	$(17,333)	$-	$17,333	$(14,883)	$2,450
Trade name	16.10	5,181	(1,547)	3,634	5,380	(1,180)	4,200
Brand name	9.70	12,774	(2,374)	10,400	12,115	(908)	11,207
Subscriber relationships	5.10	73,459	(61,654)	11,805	73,459	(47,146)	26,313
Advertiser relationships	10.20	15,182	(2,832)	12,350	15,302	(1,368)	13,934
Database	3.00	2,397	(2,171)	226	2,397	(1,753)	644
Digital content	2.00	355	(311)	44	355	(133)	222
Total intangible assets		$126,681	$(88,222)	$38,459	$126,341	$(67,371)	$58,970

Schedule of Accrued Expenses

Accrued Expenses and Other – Accrued expenses and other are summarized as follows:

	As of
	March 31, 2024	December 31, 2023
General accrued expenses	$3,850	$5,551
Accrued payroll and related taxes	5,427	4,515
Accrued publisher expenses	4,765	7,596
Accrued interest	5,635	3,824
Liabilities in connection with acquisitions and dispositions	740	1,119
Assumed lease liability	1,379	1,328
Lease termination liability	4,518	4,481
Other accrued expenses	474	489
Total accrued expenses and other	$26,788	$28,903

Accrued expenses and other are summarized as follows:

	As of December 31,
	2023	2022
General accrued expenses	$6,486	$6,339
Accrued payroll and related taxes	5,448	5,221
Accrued publisher expenses	7,596	4,911
Accrued interest	3,824	-
Liabilities in connection with acquisitions and dispositions	1,119	1,123
Assumed lease liability	1,328	-
Lease termination liability	4,481	4,753
Other accrued expenses	489	755
Total accrued expenses and other	$30,771	$23,102